RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

Amounts due from related parties is comprised of the following amounts receivable from the sales of goods :

	At December 31,
	2010	2011
Zhejiang Yuhuan (1)	$389,091	$339,376
Jinko and its subsidiaries(2)	—	$5,867,668
Total	$389,091	$6,207,044

Amounts due to related parties are comprised of the following amounts payable to the purchase of raw materials:

	At December 31,
	2010	2011
Zhejiang Yaohui (3)	—	$1,160,512
Jinko and its subsidiaries (2)	$24,691	$3,752,565
Total	$24,691	$4,913,077

(b) Related party transactions

During the years ended December 31, 2009, 2010 and 2011, related party transactions were as follows:

	Years ended December 31,
	2009	2010	2011
Sale of goods to Jinko and its subsidiaries(2)	—	—	6,757,761
Purchase of raw materials from Jinko and its subsidiaries (2)	15,652,186	—	4,487,954
Purchase of raw materials from Zhejiang Yaohui(3)	—	—	3,672,150
Processing service provided to Jinko(2)	42,409	—	—
Rental payment to Zhejiang Yuhuan(1)	63,244	63,815	—
Rental expense to Zhejiang Yuhuan(1)	2,928	2,954	11,140

In January 2009, Mr. Xianshou Li and his family individually or jointly provided guarantees of up to RMB900,000,000 ($142,995,600), for short-term and long-term borrowings from various domestic banks from January 24, 2009 to January 24, 2014.

(1)	Zhejiang Yuhuan Solar Energy Source Co. Ltd. (“Zhejiang Yuhuan”) was controlled by Xianshou Li.
(2)	The brothers of Mr. Xianshou Li have been the founders and substantial shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”) from 2006 and 2007, respectively.
(3)	The director of ReneSola Ltd has been the General Manager of Zhejiang Yaohui Photovoltaic Co. Ltd.